Trade and other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables and accrued expenses [Abstract]
Trade and other payables and accrued liabilities
	As of December 31,
In CHF thousands	2021	2020
Trade and other payables	2,003	2,184
Total trade and other payables	2,003	2,184

Accrued research and development costs	10,361	5,298
Accrued payroll expenses	3,562	3,494
Accrued stamp duty	778	—
Accrued liabilities	952	686
Other accrued expenses	1,083	1,607
Total accrued expenses	16,736	11,085